Accounts Payable and Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 28, 2013
Accounts payable and accrued liabilities
Accounts payable to vendors	$ 209,527	$ 209,031
Accrued salaries, wages, incentive compensation and other fringe benefits	42,485	33,889
Accrued interest	19,748	19,063
Other accrued expenses	49,553	45,748
Total	$ 321,313	$ 307,731